INCOME TAXES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	21.00%	21.00%	21.00%
Capital Loss Available for Future Use	$ 14.2